NATURE OF OPERATIONS AND GOING CONCERN (Details Narrative) - Zigi Carmel Initiatives and Investments Ltd. [member] - Former Shareholder [Member] - Share Exchange Agreement [Member]	Sep. 22, 2022 shares
IfrsStatementLineItems [Line Items]
Ownership interest	100.00%
Number of common stock issued	7,920,000